WARRANTS (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants [Line Items]
Options Weighted Average Remaining Contractual Life (years)	0 years
Warrant [Member]
Warrants [Line Items]
Option, Outstanding, Beginning Balance (in shares)	551,380	551,380
Option, Granted (in shares)	1,000,000
Option, Forfeited (in shares)	0	0
Option, Exercised (in shares)	0	0
Option, Redeemed (in shares)	(551,380)
Option, Outstanding, Ending Balance (in shares)	1,000,000	551,380	551,380
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 9.86	$ 9.9
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 2.20	$ 9.86	$ 9.9
Options Weighted Average Remaining Contractual Life (years)	0 years	1 year 5 months 26 days	1 year 10 months 10 days